Inventories, Net	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Inventories, net
4	Inventories, net

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Finished goods	4,766,848	3,979,609	3,086,585
Inventory held for installation	180,597	189,035	146,615
Less: allowance for inventory obsolescence	(112,133)	(83,113)	(64,462)
	4,835,312	4,085,531	3,168,738

Movement of allowance for inventory obsolescence are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Beginning of the year	112,133	112,133	86,970
Reversal during the year	-	(29,020)	(22,508)
End of the year	112,133	83,113	64,462

The Company maintains an allowance for obsolete and slow-moving inventory based on a review of inventory aging, usage, and market conditions. The allowance is reviewed at each reporting date and adjusted as necessary to reflect management’s best estimate of inventory recoverability.

As of March 31, 2025, inventories, net includes S$180,597 reclassified from contract assets to conform to the current year’s presentation, refer to Note 2, Reclassification.